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North American Security Life Insurance Company
116 Huntington Avenue
Boston, MA  02116



May 5, 1997

VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


     Re:  NASL Variable Account
          Registration Statement on Form N-4
          File No. 33-28455
          -----------------

Dear Sirs:

     Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 1, 1997 for the NASL Variable Account (the "Registrant"), a separate account of North American Security Life Insurnace Company, contains no changes from the form of prospectus and statement of additional information for the Registrant contained in post-effective amendment No. 10 under the Securities Act of 1933 ("1933 Act") to the Registrant's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 30, 1997 via EDGAR. Pursuant to Rule 429 under the Securities Act of 1933, the prospectus and statement of additional information ("SAI") also relate to registration statements on Form N-4 for the following file numbers: 33-9960 and 2-93435.

     If you have any questions, please call the undersigned at 617-854-8628.

Sincerely,

/s/ Betsy Anne Seel

Betsy Anne Seel
Counsel